Stockholders’ Equity (Details) - USD ($)						12 Months Ended
	May 10, 2023	Mar. 31, 2023	Jan. 10, 2023	Dec. 12, 2022	Oct. 27, 2020	Jun. 30, 2024	Jun. 30, 2023	Sep. 10, 2023
Stockholders’ Equity [Line Items]
Common stock, shares authorized						50,000,000	50,000,000
Common stock, per share (in Dollars per share)						$ 0.0001	$ 0.0001
Preferred stock, shares authorized						10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Preferred shares issued
Placement agent fees and expenses (in Dollars)	$ 140,160	$ 117,830	$ 28,640	$ 124,385		$ 411,015
Shares issued value (in Dollars)							$ 5,641,485
Shares percentage					20.00%
Vested shares					324,784
Agreement percentage						8.00%
Covered shares						11,010,002
Vest [Member]
Stockholders’ Equity [Line Items]
Vested shares					1,299,136
Vested shares monthly amount					4 years
Jonathan Klamkin [Member]
Stockholders’ Equity [Line Items]
Shares issued					1,623,920
Vested shares						1,515,659
Unvested shares						108,261
Lee McCarthy [Member]
Stockholders’ Equity [Line Items]
Share price (in Dollars per share)								$ 4,001
Shares issued					1,623,920
Vested shares						974,350
Unvested shares								649,570
Director [Member]
Stockholders’ Equity [Line Items]
Shares issued value (in Dollars)					$ 10,000
Chief Financial Officer [Member]
Stockholders’ Equity [Line Items]
Shares issued value (in Dollars)					10,000
Chief Operating Officer [Member]
Stockholders’ Equity [Line Items]
Shares issued value (in Dollars)					$ 10,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Number of shares issued	570,166	715,665	214,667			2,017,498
Gross proceeds (in Dollars)	$ 1,710,500	$ 2,147,000	$ 644,000			$ 6,052,500
Shares issued							2,017,498
Shares issued value (in Dollars)							$ 201
Private Placement [Member]
Stockholders’ Equity [Line Items]
Number of shares issued				517,000
Share price (in Dollars per share)				$ 3
Gross proceeds (in Dollars)				$ 1,551,000